Organization and principal activities (Contractual arrangements with the Group's VIEs) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥)
Beijing 58 Information Technology Co., Ltd. ("Beijing 58") [Member]
Noncontrolling Interest [Line Items]
Amount of interest free loans	¥ 7,800
Tianjin 58 Daojia Life Services Co., Ltd. ("Tianjin 58 Home") [Member]
Noncontrolling Interest [Line Items]
Amount of interest free loans	100,000
Beijing Shanjing Kechuang Network Technology Co., Ltd. ("Shanjing Kechuang") [Member]
Noncontrolling Interest [Line Items]
Amount of interest free loans	38,700
Wanglin [Member]
Noncontrolling Interest [Line Items]
Proceeds from service fee	¥ 41,295